CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 91,492	$ 42,758	$ 64,131
Prepayments, other receivables and other assets	2,696	2,258
Short-term investments at amortized cost	7,000
Total current assets	101,195	66,303
Non-current assets
Total non-current assets	28,994	6,291
Total assets	130,189	72,594
Current liabilities
Accounts payable	14,348	13,098
Other payables and accruals	4,890	3,877
Financial liabilities at FVTPL		290,368
Total current liabilities	50,317	312,651
Non-current liabilities
Total non-current liabilities	469	1,236
Total liabilities	50,786	313,887
Additional paid-in capital	438,707	6,415
Share option reserve	18,018	13,688
Accumulated deficit	(373,092)	(268,221)
Total shareholders' (deficit)/equity	79,403	(241,293)	(185,428)
Total liabilities and shareholders' (deficit)/equity	130,189	72,594
Ordinary shares
Non-current liabilities
Share capital		4
ClassA Ordinary Shares
Non-current liabilities
Share capital	9
ClassB Ordinary Shares
Non-current liabilities
Share capital	2
Series A Preferred Shares
Non-current liabilities
Share capital		10,980
Separate
Current assets
Cash and cash equivalents	63,150	12,194	$ 48,363
Prepayments, other receivables and other assets	44	36
Short-term investments at amortized cost	7,000
Total current assets	70,194	12,230
Non-current assets
Due from related parties	123,102	115,743
Investment in subsidiaries	129,711	94,300
Total non-current assets	252,813	210,043
Total assets	323,007	222,273
Current liabilities
Accounts payable	976	888
Other payables and accruals	53
Due to related parties	40
Interest payables	10,650
Financial liabilities at FVTPL		290,368
Total current liabilities	11,719	291,260
Non-current liabilities
Total liabilities	11,719	291,260
Additional paid-in capital	438,707	6,415
Share option reserve	16,059	11,730
Accumulated deficit	(143,489)	(98,116)
Total shareholders' (deficit)/equity	311,288	(68,987)
Total liabilities and shareholders' (deficit)/equity	323,007	222,273
Separate | Ordinary shares
Non-current liabilities
Share capital		4
Separate | ClassA Ordinary Shares
Non-current liabilities
Share capital	9
Separate | ClassB Ordinary Shares
Non-current liabilities
Share capital	$ 2
Separate | Series A Preferred Shares
Non-current liabilities
Share capital		$ 10,980